Intangible assets, net	12 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

7 Intangible assets, net

	As of June, 30
	2024	2023
	US$	US$

Patent	15,581	15,613
MaNadr APP Software	601,933	603,177
Trademarks	65,075	65,209
Total	682,589	683,999
Less: accumulated amortization	(663,637)	(613,216)
Net book value	18,952	70,783

Amortization expenses for the years ended June 30, 2024 and 2023 were $52,115 and $51,477 respectively.

Based on the carrying value of definite-lived intangible assets as of June 30, 2024, the Company estimates its amortization expense for following years will be as follows:

Amortization expense
US$
Years Ended June 30,
2025	6,508
2026	6,508
Thereafter	5,936
Total amortization expense	18,952